Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Payables

	SA rand
Figures in million	2019	2018

Financial liabilities

Trade payables	763	587
Other liabilities (a)	167	182

Non-financial liabilities

Payroll accruals	548	569
Leave liabilities (b)	540	504
Shaft related accruals	556	577
Other accruals	148	201
Value added tax	98	84
Income and mining tax	55	—

Total trade and other payables	2 875	2 704

(a)
Includes a loan from Village Main Reef Limited of R53 million. The loan was taken on with the acquisition of the Moab Khotsong operations. The loan is unsecured, interest free and has no fixed terms of payment.

(b)
Employee entitlements to annual leave are recognised on an ongoing basis. An accrual is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date. The movement in the liability recognised in the balance sheet is as follows:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	504	395
Benefits paid	(537)	(425)
Total expense per income statement	575	391
Acquisition[1]	—	140
Translation (gain)/loss	(2)	3

Balance at end of year	540	504
[1] Acquisition of Moab Khotsong operations in 2018.